Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
CENTRAL GARDEN & PET COMPANY INVESTMENT GROWTH PLAN
SCHEDULE H, LINE 4(i)—SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025
Employer identification number: 68-0275553
Plan number: 001
Schedule H, Line 4(i)

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment,including maturity date, rate of interest, collateral, par, or maturity value	(e) Current value
	Investments at fair value:
	Registered Investment Companies
	American Funds EuroPacific Growth Fund R5	Registered investment company	$22,128,361
	Cohen & Steers Real Estate Securities Fund, Inc. Class Institutional	Registered investment company	1,130,596
	JPMorgan Small-Cap Value Fund R6	Registered investment company	7,933,091
	Lord Abbett Income Fund F	Registered investment company	6,362,268
	Massachusetts Investors Growth Stock Fund R4	Registered investment company	32,622,876
	Principal Mid-Cap S&P 400 Institutional Fund R5	Registered investment company	9,434,716
	Putnam Large Cap Value Fund Class Y	Registered investment company	20,344,061
	T.Rowe Price Dividend Growth Fund	Registered investment company	12,277,240
	T.Rowe Price Mid-Cap Growth Fund Advisor	Registered investment company	7,395,520
	T.Rowe Price Retirement Balanced Fund	Registered investment company	4,215,101
	T.Rowe Price Retirement Income 2010 Fund Advisor	Registered investment company	1,151,093
	T.Rowe Price Retirement Income 2015 Fund Advisor	Registered investment company	172,600
	T.Rowe Price Retirement Income 2020 Fund Advisor	Registered investment company	2,605,832
	T.Rowe Price Retirement Income 2025 Fund Advisor	Registered investment company	2,311,721
	T.Rowe Price Retirement Income 2030 Fund Advisor	Registered investment company	6,573,580
	T.Rowe Price Retirement Income 2035 Fund Advisor	Registered investment company	7,571,673
	T.Rowe Price Retirement Income 2040 Fund Advisor	Registered investment company	3,507,974
	T.Rowe Price Retirement Income 2045 Fund Advisor	Registered investment company	4,949,837
	T.Rowe Price Retirement Income 2050 Fund Advisor	Registered investment company	3,608,892
	T.Rowe Price Retirement Income 2055 Fund Advisor	Registered investment company	2,752,873
	T.Rowe Price Retirement Income 2060 Fund Advisor	Registered investment company	701,593
	T.Rowe Price Retirement Income 2065 Fund Advisor	Registered investment company	508,069
	T.Rowe Price Retirement Income 2070 Fund Advisor	Registered investment company	68,004
	Vanguard Institutional Index Fund	Registered investment company	71,182,833
	Vanguard Short-Term Treasury Index Fund Admiral	Registered investment company	3,324,491
	Vanguard Small-Cap Index Fund	Registered investment company	14,888,944
	Fidelity Advisor International Small-Cap Fund	Registered investment company	2,710,256
	Fidelity Advisor Technology Fund Z	Registered investment company	3,538,080
*	Voya GNMA Income Fund I	Registered investment company	7,639,300
*	Voya Government Money Market Fund	Registered investment company	994,990
*	Voya T.Rowe Price Capital Appreciation Portfolio - Institutional Class	Registered investment company	89,488,620
			354,095,085
*	Central Garden & Pet Company Stock Fund A:
	Central Garden & Pet Class A Common Stock	Class A Common Stock	40,782,050
	Interest-bearing cash	Interest-bearing cash	900,791
	Total Central Garden & Pet Stock Fund A		41,682,841
*	Central Garden & Pet Company Stock Fund:
	Central Garden & Pet Company Stock	Common Stock	464,471
	Interest-bearing cash	Interest-bearing cash	19,490
	Total Central Garden & Pet Stock Fund		483,961

	Investments at contract value:
*	Voya Fixed Account	Guaranteed investment contract	18,586,024
*	Voya Fixed Account A	Guaranteed investment contract	24,382,359
			42,968,383
*	Participant loans	Interest rates between 5.25% and 10.50%, maturing through September 2034	5,106,400

			$444,336,670
*	Indicates party-in-interest as defined by ERISA
	Column (d) information was omitted as all investments are participant directed